LEASES - Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease cost	$ 36	$ 32
Operating lease right of use assets	$ 176	$ 108
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Operating lease liabilities	$ 196	$ 126
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Operating cash flows from operating leases	$ (24)	$ (24)
Weighted average remaining operating lease term	10 years 8 months 12 days	9 years 2 months 12 days
Weighted average discount rate on operating leases	4.62%	4.14%